Loans and advances to customers - Transfers of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets at beginning of period	$ 1,773,414
Financial assets at end of period	1,616,873	$ 1,773,414
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	698,276
Financial assets at end of period	751,053	698,276
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets at beginning of period	723,827
Financial assets at end of period	772,088	723,827
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets at beginning of period	(25,551)	(21,970)	$ (21,516)
Transfer from Stage 1 to Stage 2	1,865
Transfer from Stage 1 to Stage 3	2,794
Transfer from Stage 2 to Stage 3	1,924
Transfer from Stage 2 to Stage 1	(1,589)
Transfer from Stage 3 to Stage 2	(111)
Transfer from Stage 3 to Stage 1	(79)
Financial assets derecognized during the period other than write offs, allowance	3,111
Originated financial assets	(2,741)
Written-off assets	26,477	21,590	21,154
Other movements	(5)	13	70
Financial assets at end of period	(21,035)	(25,551)	$ (21,970)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets at beginning of period	(6,215)
Transfer from Stage 1 to Stage 2	(346)
Transfer from Stage 1 to Stage 3	(183)
Transfer from Stage 2 to Stage 1	387
Transfer from Stage 3 to Stage 1	34
Financial assets derecognized during the period other than write offs, allowance	(906)
Originated financial assets	(2,741)
Financial assets at end of period	(5,771)	(6,215)
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets at beginning of period	(8,902)
Transfer from Stage 1 to Stage 2	2,211
Transfer from Stage 2 to Stage 3	(712)
Transfer from Stage 2 to Stage 1	(1,976)
Transfer from Stage 3 to Stage 2	332
Financial assets derecognized during the period other than write offs, allowance	1,087
Financial assets at end of period	(5,149)	(8,902)
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets at beginning of period	(10,434)
Transfer from Stage 1 to Stage 3	2,977
Transfer from Stage 2 to Stage 3	2,636
Transfer from Stage 3 to Stage 2	(443)
Transfer from Stage 3 to Stage 1	(113)
Financial assets derecognized during the period other than write offs, allowance	2,930
Written-off assets	26,477
Financial assets at end of period	(10,115)	(10,434)
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	687,432
Financial assets at end of period	736,997	687,432
Loans and advances - Customers | Financial assets at amortized cost category | Gross carrying amount
Financial assets
Financial assets at beginning of period	712,983
Remaining in same Stage	(29,665)
Financial assets derecognized during the period other than write offs	(294,736)
Originated financial assets	412,352
Written-off assets	(26,477)
Other movements	(16,432)
Financial assets at end of period	758,025	712,983
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets at beginning of period	(25,551)
Written-off assets	26,477
Financial assets at end of period	(21,028)	(25,551)
Loans and advances - Customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	691,074
Financial assets at end of period	735,372	691,074
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Financial assets at beginning of period	620,543
Transfer from Stage 1 to Stage 2	(13,356)
Transfer from Stage 1 to Stage 3	(6,050)
Transfer from Stage 2 to Stage 1	20,699
Transfer from Stage 3 to Stage 1	1,102
Remaining in same Stage	(44,490)
Financial assets derecognized during the period other than write offs	(274,147)
Originated financial assets	412,352
Other movements	(18,564)
Financial assets at end of period	698,089	620,543
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets at end of period	(5,764)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	70,531
Transfer from Stage 1 to Stage 2	13,356
Transfer from Stage 2 to Stage 3	(7,787)
Transfer from Stage 2 to Stage 1	(20,699)
Transfer from Stage 3 to Stage 2	2,013
Remaining in same Stage	(4,783)
Financial assets derecognized during the period other than write offs	(17,278)
Other movements	1,930
Financial assets at end of period	37,283	70,531
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets at end of period	(5,149)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Financial assets at beginning of period	21,909
Transfer from Stage 1 to Stage 3	6,050
Transfer from Stage 2 to Stage 3	7,787
Transfer from Stage 3 to Stage 2	(2,013)
Transfer from Stage 3 to Stage 1	(1,102)
Remaining in same Stage	19,608
Financial assets derecognized during the period other than write offs	(3,311)
Written-off assets	(26,477)
Other movements	202
Financial assets at end of period	22,653	$ 21,909
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets at end of period	$ (10,115)